UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Coastal Compass 100 ETF Ticker: ROPE Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://coastalcompassfunds.com/

This annual shareholder report contains important information about the Coastal Compass 100 ETF (the “Fund”) for the period of December 17, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://coastalcompassfunds.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$80	0.80%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (12/17/2024)
Coastal Compass 100 ETF - NAV	9.23%
Solactive GBS United States 1000 Total Return Index	13.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://coastalcompassfunds.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund achieved a net asset value (NAV) return of 9.23%, in comparison to its benchmark which achieved 13.99%. The difference in returns was primarily driven by the Fund’s more concentrated list of holdings as well as its downside protection component.

The stock selection helped with early-year volatility given the nature of the holdings and their typical reaction to bouts of volatility. This coupled with the downside protection dramatically smoothed out this volatility comparative to the benchmark in early Q2. The Fund engaged in 50% cash as the major indices were experiencing double-digit losses in that same period. The combination of cash and the actual holdings themselves were key drivers in significantly decreasing drawdown comparative to its benchmark.

The Fund was able to then pivot back to fully invested to capture the end of year incline across the broad market. Overall, the Fund’s performance during the period reflects its core strategy: prioritizing capital preservation during periods of market stress while remaining positioned to capture gains as market conditions improve.
Annual Shareholder Report: November 30, 2025

Coastal Compass 100 ETF Ticker: ROPE Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://coastalcompassfunds.com/

KEY FUND STATISTICS (as of Period End)
Net Assets	$5,624,649	Portfolio Turnover Rate*	86%
# of Portfolio Holdings	52	Advisory Fees Paid	$15,028
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	20.6%
Financials	19.7%
Industrials	15.5%
Energy	11.1%
Communication Services	8.0%
Consumer Staples	7.8%
Consumer Discretionary	4.8%
Information Technology	4.6%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Merck & Co., Inc.	6.1%
CVS Health Corp.	5.7%
Exxon Mobil Corp.	5.1%
US Bancorp	5.0%
Chevron Corp.	5.0%
Pfizer, Inc.	4.9%
Altria Group, Inc.	4.8%
AT&T, Inc.	4.4%
United Parcel Service, Inc. - Class B	4.4%
Comcast Corp. - Class A	3.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://coastalcompassfunds.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025

(a) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2025
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 8.0%
Cable & Satellite - 3.6%
Comcast Corp. - Class A	7,564	$201,883

Integrated Telecommunication Services - 4.4%
AT&T, Inc.	9,538	248,179
Total Communication Services		450,062

Consumer Discretionary - 4.8%
Automobile Manufacturers - 1.6%
General Motors Co.	1,239	91,091

Footwear - 1.0%
NIKE, Inc. - Class B	845	54,613

Home Improvement Retail - 1.1%
Home Depot, Inc.	171	61,033

Restaurants - 1.1%
Starbucks Corp.	694	60,454
Total Consumer Discretionary		267,191

Consumer Staples - 7.8%
Consumer Staples Merchandise Retail - 1.0%
Target Corp.	613	55,550

Packaged Foods & Meats - 1.0%
Mondelez International, Inc. - Class A	945	54,404

Tobacco - 5.8%
Altria Group, Inc.	4,602	271,564
Philip Morris International, Inc.	362	57,008
		328,572
Total Consumer Staples		438,526

Energy - 11.1%
Integrated Oil & Gas - 10.0%
Chevron Corp.	1,851	279,742
Exxon Mobil Corp.	2,462	285,395
		565,137
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	695	61,639
Total Energy		626,776

The accompanying notes are an integral part of these financial statements.

1

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Financials - 19.7%
Asset Management & Custody Banks - 2.6%
Bank of New York Mellon Corp.	698	$78,246
Blackrock, Inc.	63	65,980
		144,226
Consumer Finance - 1.1%
Capital One Financial Corp.	296	64,845

Diversified Banks - 10.0%
Bank of America Corp.	1,329	71,301
Citigroup, Inc.	741	76,768
JPMorgan Chase & Co.	214	66,999
US Bancorp	5,754	282,234
Wells Fargo & Co.	783	67,220
		564,522
Investment Banking & Brokerage - 3.8%
Charles Schwab Corp.	715	66,302
Goldman Sachs Group, Inc.	86	71,039
Morgan Stanley	447	75,838
		213,179
Life & Health Insurance - 1.1%
MetLife, Inc.	804	61,554

Property & Casualty Insurance - 1.1%
American International Group, Inc.	781	59,481
Total Financials		1,107,807

Health Care - 20.6%
Biotechnology - 1.3%
Gilead Sciences, Inc.	572	71,981

Health Care Equipment - 2.5%
Abbott Laboratories	484	62,388
Medtronic PLC	735	77,417
		139,805
Health Care Services - 5.7%
CVS Health Corp.	4,011	322,324

Pharmaceuticals - 11.1%
Merck & Co., Inc.	3,297	345,624
Pfizer, Inc.	10,754	276,808
		622,432
Total Health Care		1,156,542

The accompanying notes are an integral part of these financial statements.

2

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Industrials - 15.5%
Aerospace & Defense - 2.7%
General Dynamics Corp.	214	$73,109
RTX Corp.	444	77,660
		150,769
Agricultural & Farm Machinery - 1.1%
Deere & Co.	126	58,526

Air Freight & Logistics - 5.7%
FedEx Corp.	273	75,261
United Parcel Service, Inc. - Class B	2,584	247,521
		322,782
Construction Machinery & Heavy Transportation Equipment - 1.6%
Caterpillar, Inc.	153	88,091

Electrical Components & Equipment - 1.1%
Emerson Electric Co.	466	62,155

Industrial Conglomerates - 2.2%
3M Co.	420	72,261
Honeywell International, Inc.	273	52,468
		124,729
Rail Transportation - 1.1%
Union Pacific Corp.	274	63,521
Total Industrials		870,573

Information Technology - 4.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	947	72,862

IT Consulting & Other Services - 1.2%
International Business Machines Corp.	215	66,345

Semiconductors - 2.1%
QUALCOMM, Inc.	401	67,404
Texas Instruments, Inc.	297	49,976
		117,380
Total Information Technology		256,587

Materials - 1.0%
Industrial Gases - 0.9%
Linde PLC	130	53,342

The accompanying notes are an integral part of these financial statements.

3

COASTAL COMPASS 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares		Value
Specialty Chemicals - 0.1%
Solstice Advanced Materials, Inc. (a)	65		$3,099
Total Materials			56,441

Utilities - 2.5%
Electric Utilities - 2.5%
NextEra Energy, Inc.	886		76,453
Southern Co.	715		65,151
Total Utilities			141,604
TOTAL COMMON STOCKS (Cost $5,207,389)			5,372,109

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Telecom Tower REITs - 0.9%
American Tower Corp.	279		50,574
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $55,369)			50,574

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%
First American Government Obligations Fund - Class X, 3.92% (b)	188,336		188,336
TOTAL MONEY MARKET FUNDS (Cost $188,336)			188,336

TOTAL INVESTMENTS - 99.8% (Cost $5,451,094)			$5,611,019
Other Assets in Excess of Liabilities - 0.2%		0.00242	13,630
TOTAL NET ASSETS - 100.0%			$5,624,649

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

4

COASTAL COMPASS 100 ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value (See Note 2)	$5,611,019
Dividends receivable	16,370
Total assets	5,627,389

LIABILITIES:
Payable to adviser (See Note 3)	2,740
Total liabilities	2,740
NET ASSETS	$5,624,649

NET ASSETS CONSISTS OF:
Paid-in capital	$5,520,770
Total distributable earnings	103,879
Total net assets	$5,624,649

Net assets	$5,624,649
Shares issued and outstanding(a)	210,000
Net asset value per share	$26.78

COST:
Investments, at cost	$5,451,094

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

COASTAL COMPASS 100 ETF
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025(a)

INVESTMENT INCOME:
Dividend income	$65,753
Less: Dividend withholding , net	(185)
Total investment income (loss)	65,568

EXPENSES:
Investment advisory fees (See Note 3)	15,028
Total expenses	15,028
NET INVESTMENT INCOME (LOSS)	50,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(84,819)
In-kind redemptions	119,087
Net realized gain (loss)	34,268
Net change in unrealized appreciation (depreciation) on:
Investments	159,925
Net change in unrealized appreciation (depreciation)	159,925
Net realized and unrealized gain (loss)	194,193
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,733

(a)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

COASTAL COMPASS 100 ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended November 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$50,540
Net realized gain (loss)	34,268
Net change in unrealized appreciation (depreciation)	159,925
Net increase (decrease) in net assets from operations	244,733

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(30,675)
Total distributions to shareholders	(30,675)

CAPITAL TRANSACTIONS:
Shares sold	6,190,159
Shares redeemed	(779,568)
Net increase (decrease) in net assets from capital transactions	5,410,591

NET INCREASE (DECREASE) IN NET ASSETS	5,624,649

NET ASSETS:
Beginning of the period	—
End of the period	$5,624,649

SHARES TRANSACTIONS
Shares sold	240,000
Shares redeemed	(30,000)
Total increase (decrease) in shares outstanding	210,000

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

COASTAL COMPASS 100 ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Coastal Compass 100 ETF
11/30/2025(f)	$24.91	0.65	1.62	2.27	(0.40)	(0.40)	$26.78	9.23%	$5,625	0.80%	2.69%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 – ORGANIZATION

Coastal Compass 100 ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek total return. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from December 17, 2024 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$5,372,109	$—	$—	$5,372,109
Real Estate Investment Trusts	50,574	—	—	50,574
Money Market Funds	188,336	—	—	188,336
Total Investments	$5,611,019	$—	$—	$5,611,019

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(110,179)	$110,179

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.80% to the Adviser monthly based on average daily net assets.

Coastal Equity Management, LLC (“Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,780,599	$1,608,981

 For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$5,832,292	$775,409

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for current fiscal period, were as follows:

Tax cost of Investments	$5,456,244
Gross tax unrealized appreciation	279,791
Gross tax unrealized depreciation	(125,016)
Net tax unrealized appreciation (depreciation)	$154,775
Undistributed ordinary income	19,865
Undistributed long-term gain	—
Total distributable earnings	19,865
Other accumulated gain (loss)	(70,761)
Total accumulated gain (loss)	$103,879

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

COASTAL COMPASS 100 ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

At the end of the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(70,761)	$ N/A

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period were as follows:

Ordinary Income(a)
$30,675

(a) Inception date of the Fund is December 17, 2024.
NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Coastal Compass 100 ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Coastal Compass 100 ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 17, 2024 (commencement of operations) to November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

COASTAL COMPASS 100 ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 30, 2026